Cover	Aug. 23, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	000-55053
Entity Registrant Name	LEET TECHNOLOGY INC.
Entity Central Index Key	0001586495
Entity Tax Identification Number	46-3590850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	805, 8th Floor, Menara Mutiara Majestic
Entity Address, Address Line Two	Jalan Othman, Petaling Jaya
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	46000
City Area Code	603
Local Phone Number	7783 1636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1427 S. Robertson Blvd.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90035
Entity Information, Former Legal or Registered Name	Blow & Drive Interlock Corp